GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Finite lived intangible assets
Trade name			$ 41,000,000	$ 41,000,000
Intangible assets, gross			1,183,886,000	1,180,062,000
Less accumulated amortization			267,688,000	144,171,000
Intangible assets			916,198,000	1,035,891,000	862,234,000
Amortization expense on intangible assets	45,900,000	1,300,000	123,600,000	98,500,000
Estimated amortization expense of intangible assets
2012			116,229,000
2013			110,881,000
2014			106,863,000
2015			103,845,000
2016			101,577,000
Customer relationship intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross			1,139,319,000	1,138,077,000
Less accumulated amortization			267,108,000	144,138,000
Estimated remaining weighted-average lives			8 years 4 months 24 days	9 years 7 months 6 days
Other intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross			3,567,000	985,000
Less accumulated amortization			$ 580,000	$ 33,000